Taxation (Details) - Schedule of the Component of Income Tax Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of the Component of Income Tax Expenses [Abstract]
Current tax expense	¥ (18,466)		¥ (23,769)	¥ (19,796)
Deferred tax benefit/(expense)	(12,862)		2,084	1,446
Income tax expense	¥ (31,328)	$ (4,311)	¥ (21,685)	¥ (18,350)